Condensed Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Total	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 10, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance (shares) at Dec. 10, 2020		0	0
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Issuance of Class B ordinary shares to Sponsor	25,000		$ 800	24,200
Issuance of Class B ordinary shares to Sponsor (shares)			8,000,000
Net loss	(18,846)				(18,846)
Ending balance at Dec. 31, 2020	6,154	$ 0	$ 800	24,200	(18,846)
Ending balance (shares) at Dec. 31, 2020		0	8,000,000
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Sale of private placement shares to Sponsor in private placement	10,383,883	$ 104		10,383,779
Sale of private placement shares to Sponsor in private placement, net of offering costs (shares)		1,040,000
Accretion of Class A ordinary shares subject to redemption	17,455,524	$ 0		10,407,979	7,047,545
Accretion of Class A ordinary shares subject to redemption (Shares)		0
Net loss	(6,475,753)				(6,475,753)
Ending balance at Dec. 31, 2021	$ (13,541,240)	$ 104	$ 800	$ 0	$ (13,542,144)
Ending balance (shares) at Dec. 31, 2021		1,040,000	8,000,000